SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)	6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Loss per share*
Net loss	$ (2,269,804)		$ (1,635,923)		$ (3,376,410)		$ (4,899,006)		$ (4,263,231)
Less: Net loss attributable to holdback shares	(114,124)				(88,006)
Net loss attributable to the Company’s shareholders	$ (2,383,928)		$ (1,635,923)		$ (3,288,404)		$ (4,899,006)		$ (4,263,231)
Weighted average ordinary shares outstanding - Basic	8,949,990	[1]	4,500,000	[1]	6,080,847	[2]	4,500,000	[3]	4,500,000	[3]
Weighted average ordinary shares outstanding - Diluted	8,949,990	[1]	4,500,000	[1]	6,080,847	[2]	4,500,000	[3]	4,500,000	[3]
Net loss per share - Basic	$ (0.25)	[1]	$ (0.36)	[1]	$ (0.54)	[3]	$ (1.09)	[3]	$ (0.95)	[3]
Net loss per share - Diluted	$ (0.25)	[1]	$ (0.36)	[1]	$ (0.54)	[3]	$ (1.09)	[3]	$ (0.95)	[3]

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Excluding 450,000 holdback shares subject to surrender and forfeiture.
[3]	Retroactively restated to reflect the reverse recapitalization as described in Note 4.